Goodwill and intangible assets (Details 3) - Operating segments [member]	Dec. 31, 2019
Innovative Medicines
Disclosure of detailed information about intangible assets [line items]
Terminal Growth Rate	1.50%
Discount Rate (post-tax)	6.50%
Sandoz
Disclosure of detailed information about intangible assets [line items]
Terminal Growth Rate	2.00%
Discount Rate (post-tax)	6.50%